Document and Entity Information	Dec. 17, 2025
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	Black Spade Acquisition III Co
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002087087
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3